Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Other Provisions Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies
1
8
. COMMITMENTS AND CONTINGENCIES
As part of its normal business, the Company entered into arrangements and incurred obligations that will impact the Company’s future operations and liquidity. The principal commitments of the Company are as follows:

		Payment Due by Period 1
($000s)	Recognized in Financial Statements	Contractual Cash Flows	Less than 1 year	1-3 years	4-5 years	More than 5 years
Accounts payable and accrued liabilities	Yes-Liability	26,112	26,112	-	-	-
Long-term debt	Yes-Liability	3,040	-	3,040	-	-
Lease obligations2	Yes-Liability	800	764	36	-	-
Drilling commitment	No	1,000	1,000	-	-	-
Share-based compensation liabilities	Yes-Liability	10,133	6,174	3,959	-	-
Derivative commodity contracts	Yes-Liability	88	88	-	-	-
Equipment and facility leases3	No	481	481	-	-	-

Total		41,654	34,619	7,035	-	-

1	Payments denominated in foreign currencies have been translated at December 31, 2021 exchange rates.

2	These amounts include the notional principal and interest payments.

3	Equipment lease includes one workover rig.

Pursuant to the approved South Ghazalat development lease, the Company is committed to drill one exploration well during the initial four year period of the 20 year development lease. The Company ha
d
 issued a production guarantee in the amount of $1.0
million which was
met
subsequent to the commitment well being drilled in 2021
.
In the normal course of its operations, the Company may be subject to litigation and claims. Although it is not possible to estimate the extent of potential costs, if any, management believes that the ultimate resolution of such contingencies would not have a material adverse impact on the results of operations, financial position or liquidity of the Company.
On March 31, 2015, TG Holdings Yemen, Inc. (“TG Holdings”), a wholly-owned subsidiary of TransGlobe, relinquished its 13.8% interest in a concession in western Yemen known as “Block 32”. In 2018, the Ministry of Oil and Minerals of the Republic of Yemen (“MOM”) raised claims against the contractor parties, including TG Holdings. The claims variously related to accounting practices, environmental and asset integrity/retirement claims, claims related to payment of customs duties and penalties, claims related to amounts allegedly owing to third parties for employment and facilities usage claims, and claims related to the handover of the concession.
A decision was rendered by the arbitral tribunal with an effective date of March 31, 2021. The final award determined that the contractor parties, including TG Holdings, are entitled to their share of Production Sharing Oil that was lifted by MOM in the amount of $5.0 million. The award also determined that the contractor parties, including TG Holdings, are jointly and severally liable for certain costs in the amount of $6.5 million.
The Company is not aware of any material provisions or other contingent liabilities as at December 31, 2021.